Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase Decrease In 25 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 10,091	S/ 6,182
Sensitivity of other net comprehensive income	149,172	141,881
Increase Decrease In 50 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	20,182	12,363
Sensitivity of other net comprehensive income	298,698	284,009
Increase Decrease In 50 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	20,858	25,111
Sensitivity of other net comprehensive income	363,643	408,975
Increase Decrease In 75 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	30,274	18,541
Sensitivity of other net comprehensive income	448,883	426,629
Increase Decrease In 75 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	31,287	37,661
Sensitivity of other net comprehensive income	546,431	614,760
Increase Decrease In 100 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	40,365	24,717
Sensitivity of other net comprehensive income	600,165	569,991
Increase Decrease In 100 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	41,716	50,207
Sensitivity of other net comprehensive income	729,860	821,425
Increase Decrease In 150 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	62,574	75,291
Sensitivity of other net comprehensive income	S/ 1,100,408	S/ 1,239,666